INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
INTANGIBLE ASSETS
Schedule of intangible assets

The details of intangible assets are as follows:

				Other intangible
	Goodwill	Software	License	assets	Total
Gross carrying amount:
Balance, December 31, 2022	1,492	19,779	620	1,491	23,382
Additions	—	2,763	69	206	3,038
Deductions	—	(890)	(130)	—	(1,020)
Reclassifications/translations	—	(10)	(9)	(3)	(22)
Balance, December 31, 2023	1,492	21,642	550	1,694	25,378
Accumulated amortization and impairment losses:
Balance, December 31, 2022	(394)	(13,616)	(152)	(918)	(15,080)
Amortization	—	(2,321)	(58)	(94)	(2,473)
Impairment	(11)	—	—	—	(11)
Deductions	—	890	2	—	892
Reclassifications/translations	—	13	8	4	25
Balance, December 31, 2023	(405)	(15,034)	(200)	(1,008)	(16,647)
Net book value	1,087	6,608	350	686	8,731

				Other intangible
	Goodwill	Software	License	assets	Total
Gross carrying amount:
Balance, December 31, 2023	1,492	21,642	550	1,694	25,378
Additions	—	3,415	94	9	3,518
Deductions	(18)	(4,489)	—	—	(4,507)
Reclassifications/translations	—	(37)	3	—	(34)
Balance, December 31, 2024	1,474	20,531	647	1,703	24,355
Accumulated amortization and impairment losses:
Balance, December 31, 2023	(405)	(15,034)	(200)	(1,008)	(16,647)
Amortization	—	(2,515)	(76)	(71)	(2,662)
Impairment	(77)	—	—	—	(77)
Deductions	11	4,472	—	—	4,483
Reclassifications/translations	—	(9)	(1)	—	(10)
Balance, December 31, 2024	(471)	(13,086)	(277)	(1,079)	(14,913)
Net book value	1,003	7,445	370	624	9,442

(i)	Goodwill resulted from the acquisition by Mitratel, Metranet, Metra, Sigma, TDE, and Telkomsat amounted to Rp467 billion, Rp220 billion, Rp93 billion, Rp78 billion, Rp77 billion, and Rp68 billion, respectively. Deduction of goodwill resulted from divestment of BDI (Note 1e.vi).
(ii)	As of December 31, 2024, the impairment of goodwill arising from Digiserve and MNDG amounted to Rp64 billion and Rp13 billion, respectively. The impairment losses are presented as part of “Depreciation and amortization expenses” in the consolidated statements of profit or loss and other comprehensive income.
(iii)	The remaining amortization periods of software for the years ended December 2022, 2023, and 2024 are from 1 to 6 years, respectively. The amortization expense is presented as part of “Depreciation and amortization expenses” in the consolidated statements of profit or loss and other comprehensive income.
(iv)	As of December 31, 2023 and 2024, the cost of fully amortized intangible assets that are still utilized in operations amounted to Rp10,604 billion and Rp8,345 billion, respectively.